Operating Expenses	12 Months Ended
Dec. 31, 2024
Operating Expenses [Abstract]
OPERATING EXPENSES

16 – OPERATING EXPENSES

For the years ended at December 31, 2024, 2023 and 2022, expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Cost of revenue	21,548,566	24,084,598	27,092,577
General and administrative expenses	49,248,578	15,130,045	9,040,589
Selling and marketing expenses	9,347,807	7,347,777	1,646,144
Research and development expenses	1,963,025	1,954,842	1,877,907
Total	82,107,976	48,517,262	39,657,217

For the years ended at December 31, 2024, 2023 and 2022, cost of revenue consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022
Depreciation and amortization expense	8,152,978	9,322,334	8,456,349
Personnel expenses	5,770,118	6,285,287	7,702,964
Rental vehicle maintenance and repair expense	2,565,236	2,286,401	3,412,207
Operating lease expense	1,434,503	2,210,841	3,390,748
Data cost expense	1,068,265	953,238	1,388,243
Transportation expense	530,462	302,459	118,561
Commission expenses	384,060	293,411	327,227
Inventory provision expense	316,664	62,805	--
Rent expense	288,865	307,326	154,905
Fuel expenses	251,703	440,159	771,863
Electricity expense	143,534	352,486	439,664
Office expenses	116,407	25,275	2,512
Service vehicle maintenance expense	62,668	146,034	236,760
Occupancy tax expense	59,591	105,280	111,153
Warehouse expense	29,627	85,205	109,796
Loss on disposal of assets	--	331,491	143,527
Other	373,885	574,566	326,098
Total	21,548,566	24,084,598	27,092,577

For the years ended at December 31, 2024, 2023 and 2022, general and administrative expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Personnel expenses (*)	43,433,010	8,277,874	5,876,014
Consulting and legal expense	3,116,868	4,344,986	1,334,304
Depreciation and amortization expense	538,160	680,959	640,590
Insurance expense	529,939	328,014	--
Software expense	431,510	44,909	134,423
Transportation expense	288,026	159,869	161,727
Office expenses	237,232	276,905	301,422
Travelling expense	161,415	163,411	148,672
Office rent expense	165,833	--	--
Communication expense	106,121	165,436	87,886
Non-income-based taxes	26,341	109,566	37,820
Loss on disposal	--	235,185	--
Other	214,123	342,931	317,731
Total	49,248,578	15,130,045	9,040,589

(*)	The amount includes US$35,660,544 (2023: US$1,991,885 and 2022: US$1,662,883) relating to compensation expenses for various shares granted to employees and non-employees.

For the years ended at December 31, 2024, 2023 and 2022, selling and marketing expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Advertising consulting expense	3,287,180	2,501,107	178,403
Social media expense	2,655,883	2,444,491	1,046,590
Rider referral program expense	1,755,561	532,103	66,586
Personnel expense	891,015	518,240	--
Promotional operating expense	376,786	781,886	257,039
Data cost expense	--	505,889	--
Other	381,382	64,061	97,526
Total	9,347,807	7,347,777	1,646,144